RELATED PARTY TRANSACTIONS (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Remuneration	R$ 29	R$ 28	R$ 27
Income sharing	6	4	9
Pension plans	2	2	1
Total	R$ 37	R$ 34	R$ 37